Provisions - Schedule of status and changes of the defined benefit obligations (Details) - EUR (€) € in Millions		12 Months Ended
	Jul. 08, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid due to settlements		€ (2)	€ (179)	€ 0
Spain
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses		10
Spain | Present value of defined benefit obligation | Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period		2,076	2,891	3,419
Incorporation of Group companies, net		0	0	6
Current service cost		2	3	5
Interest cost		82	78	36
Pre-retirement cost		0	0	0
Effect of curtailment/settlement	€ (38)	(1)	(8)	(61)
Benefits paid		(210)	(258)	(248)
Benefits paid due to settlements	€ (166)	0	0	(166)
Past service cost		2	2	13
Actuarial (gains)/losses		37	(631)	(121)
Demographic actuarial (gains)/losses		(2)	2	9
Financial actuarial (gains)/losses		39	(633)	(130)
Exchange differences and other items		(1)	(1)	8
Net defined benefit liability (asset) at end of period		1,987	2,076	2,891
Spain | Present value of defined benefit obligation | Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period		903	1,198	1,707
Incorporation of Group companies, net		0	0	0
Current service cost		1	1	1
Interest cost		30	25	11
Pre-retirement cost		160	92	139
Effect of curtailment/settlement		(1)	0	(55)
Benefits paid		(290)	(346)	(589)
Benefits paid due to settlements		0	0	0
Past service cost		13	0	0
Actuarial (gains)/losses		7	(68)	(15)
Demographic actuarial (gains)/losses		0	(5)	(8)
Financial actuarial (gains)/losses		7	(63)	(7)
Exchange differences and other items		1	1	(1)
Net defined benefit liability (asset) at end of period		€ 824	€ 903	€ 1,198